BUSINESS SEGMENT INFORMATION - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net income (loss) attributable to Holdings		$ 2,153	$ 1,755	$ (648)
Adjustments related to:
Non-GAAP Operating Earnings		1,726	2,555	2,301
Legal expense		218	207
Policyholders’ benefits		2,716	2,788	5,326
Interest expense		201	244	200
Adjustments
Adjustments related to:
Variable annuity product features		(2,193)	1,115	3,912
Investment (gains) losses		945	(867)	(745)
Net actuarial (gains) losses related to pension and other postretirement benefit obligations		82	120	109
Other adjustments		605	628	952
Income tax expense (benefit) related to above adjustments		118	(208)	(888)
Non-recurring tax items		16	12	(391)
COVID impact on variable annuity product features due to assumption updates	$ 1,500
Other COVID-19 impact				35
Other assumption updates due to COVID-19	$ 1,000
Other COVID-19 impact				86
Separation costs			82	108
Policyholders’ benefits		75
COVID-19 impact on income tax (benefit)				(554)
Adjustments | Non-GMxB Related Derivative
Adjustments related to:
Gain (loss) on fair value hedges recognized in earnings		(34)	0	(404)
Operating Segments | Individual Retirement
Adjustments related to:
Non-GAAP Operating Earnings		762	794	996
Operating Segments | Group Retirement
Adjustments related to:
Non-GAAP Operating Earnings		446	579	494
Operating Segments | Investment Management and Research
Adjustments related to:
Non-GAAP Operating Earnings		424	564	432
Operating Segments | Protection Solutions
Adjustments related to:
Non-GAAP Operating Earnings		97	262	164
Operating Segments | Wealth Management
Adjustments related to:
Non-GAAP Operating Earnings		101	58	34
Operating Segments | Legacy
Adjustments related to:
Non-GAAP Operating Earnings		235	522	569
Corporate and Other
Adjustments related to:
Non-GAAP Operating Earnings		(339)	(224)	(387)
Interest expense		$ 205	$ 242	$ 218